Revenues (Schedule of Disaggregation of Revenues Based on Time) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Total Revenues	$ 132,907	$ 155,300
Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	93,816	136,526
Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	39,091	18,774
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	83,172	105,091
Products [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	83,172	105,091
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	49,735	50,209
Services [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	10,644	31,435
Services [Member] | Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 39,091	$ 18,774